Fair Value Measurements (Details) - Schedule of quantitative information regarding Level 3 fair value measurements - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Term (in years)			5 years 7 months 6 days
Vicker's Vantage
Stock price	$ 10.33	$ 10.04
Strike price	$ 11.5	$ 11.5
Term (in years)	5 years	5 years 3 months 10 days
Volatility	0.00%	8.30%
Risk-free rate	4.03%	1.28%
Dividend yield	0.00%	0.00%
Fair value of warrants	$ 0.17	$ 0.49